UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21474

               OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: OCTOBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS October 31, 2005  / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.6%
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--111.7%
$         25,000       ABAG Finance Authority for
                       NonProfit Corporations COP 4                 5.600%     11/01/2023             11/01/2005 1     $     25,021
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       ABAG Finance Authority for
                       NonProfit Corporations COP                   5.800      03/01/2023             03/01/2006 1           30,031
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       ABAG Finance Authority for
                       NonProfit Corporations COP (Lytton
                       Gardens) 4                                   6.000      02/15/2019             02/15/2008 1          262,453
-----------------------------------------------------------------------------------------------------------------------------------
         335,000       ABAG Finance Authority for
                       NonProfit Corporations, Series A 4           5.780 5    04/20/2019             04/20/2012 1          153,782
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       Adelanto Improvement Agency, Series B 4      5.500      12/01/2023             12/01/2005 1          140,258
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Adelanto Public Financing Authority          6.300      09/01/2028             03/01/2006 1           51,446
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Adelanto Public Financing
                       Authority, Series B 4                        7.250      09/15/2015             03/15/2006 1           75,293
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Alameda COP 4                                5.750      12/01/2021             12/01/2006 1          522,980
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Alameda County COP (Alameda County
                       Medical Center) 4                            5.300      06/01/2026             12/01/2005 1           20,042
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       Alum Rock Union Elementary School
                       District 4                                   5.300      09/01/2021             03/01/2006 1          110,174
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Anaheim Public Financing Authority           5.000      10/01/2023             10/01/2008 1           10,278
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000       Anaheim Public Financing Authority           6.450 6    12/28/2018             12/01/2007         10,857,400
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Anaheim Public Financing Authority
                       (Electric Systems) 4                         5.000      10/01/2025             10/01/2008 1           15,586
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Angels Improvement Bond Act
                       (Greenhorn Creek)                            5.600      09/02/2021             03/02/2006 1           25,147
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Apple Valley Improvement Bond Act 1915       6.900      09/02/2015             03/02/2006 1           10,394
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Atwater Redevel. Agency                      5.875      06/01/2022             06/01/2006 1           72,645
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Atwater Redevel. Agency (Downtown
                       Redevel.)                                    5.500      06/01/2019             06/01/2010 1           15,511
-----------------------------------------------------------------------------------------------------------------------------------
         455,000       Aztec Shops Auxiliary Organization
                       (San Diego State University) 4               6.000      09/01/2031             09/01/2010 1          480,375
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Azusa COP 4                                  5.750      08/01/2020             02/01/2006 1           25,405
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Bakersfield City School District             5.125      08/01/2011             02/01/2006 1           25,295
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Bakersfield Improvement Bond
                       Act 1915                                     5.600      09/02/2020             03/02/2006 1           41,268
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Bay Area Governments Association,
                       Series A 4                                   5.800      12/15/2008             12/15/2005 1           55,741
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Bay Area Governments Association,
                       Series A 4                                   6.000      12/15/2014             12/15/2005 1           55,755
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Bay Area Governments Association,
                       Series A1 4                                  5.750      09/03/2019             03/03/2006 1           61,716
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Bay Area Governments Association,
                       Series B1                                    7.000      09/03/2019             03/03/2006 1           20,581
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Beaumont Financing Authority,
                       Series A                                     6.000      09/01/2021             09/01/2015 1           46,498
-----------------------------------------------------------------------------------------------------------------------------------


1           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         15,000       Beaumont Financing Authority,
                       Series A                                     6.875%     09/01/2027             09/01/2013 1     $     16,724
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       Beaumont Financing Authority,
                       Series A 4                                   7.000      09/01/2023             03/01/2006 1           90,202
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Beaumont Financing Authority,
                       Series A                                     7.375      09/01/2032             09/01/2010 1           65,858
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Beaumont Financing Authority,
                       Series B                                     6.000      09/01/2034             09/01/2015 1           15,661
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Bell Community Hsg. Authority
                       (Mobile Home Parks) 4                        6.400      10/01/2025             04/01/2006 1           76,681
-----------------------------------------------------------------------------------------------------------------------------------
         135,000       Berkeley GO 4                                5.625      09/01/2027             03/01/2006 1          137,934
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       Blythe Redevel. Agency (Redevel.
                       Project No. 1 Tax Allocation) 4              6.200      05/01/2031             05/01/2011 1          792,233
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Bonita Canyon Public Facilities
                       Financing Authority                          5.375      09/01/2028             03/01/2006 1          100,404
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Brawley Union High School District           5.000      08/01/2028             08/01/2007 1           25,880
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Brentwood Infrastructure Financing
                       Authority                                    5.250      09/02/2016             09/02/2006             51,507
-----------------------------------------------------------------------------------------------------------------------------------
         290,000       CA County Tobacco Securitization
                       Agency (TASC)                                5.500      06/01/2033             06/01/2012 1          299,100
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       CA County Tobacco Securitization
                       Agency (TASC)                                5.750      06/01/2027             06/01/2012 1          104,529
-----------------------------------------------------------------------------------------------------------------------------------
       1,645,000       CA County Tobacco Securitization
                       Agency (TASC) 4                              5.750      06/01/2029             06/01/2012 1        1,719,502
-----------------------------------------------------------------------------------------------------------------------------------
         450,000       CA County Tobacco Securitization
                       Agency (TASC)                                5.750      06/01/2030             06/01/2012 1          470,381
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA County Tobacco Securitization
                       Agency (TASC)                                5.875      06/01/2027             06/01/2012 1           26,220
-----------------------------------------------------------------------------------------------------------------------------------
         270,000       CA County Tobacco Securitization
                       Agency (TASC)                                5.875      06/01/2035             06/01/2012 1          284,183
-----------------------------------------------------------------------------------------------------------------------------------
         280,000       CA County Tobacco Securitization
                       Agency (TASC) 4                              5.875      06/01/2043             06/01/2012 1          294,627
-----------------------------------------------------------------------------------------------------------------------------------
         590,000       CA County Tobacco Securitization
                       Agency (TASC) 4                              6.000      06/01/2029             06/01/2012 1          624,928
-----------------------------------------------------------------------------------------------------------------------------------
         180,000       CA County Tobacco Securitization
                       Agency (TASC)                                6.000      06/01/2035             06/01/2012 1          190,676
-----------------------------------------------------------------------------------------------------------------------------------
         285,000       CA County Tobacco Securitization
                       Agency (TASC)                                6.000      06/01/2038             06/01/2012 1          301,952
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       CA County Tobacco Securitization
                       Agency (TASC) 4                              6.000      06/01/2042             06/01/2012 1          174,814
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Department of Veterans Affairs
                       Home Purchase 4                              5.100      12/01/2019             12/01/2005 1           25,013
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       CA Department of Veterans Affairs
                       Home Purchase 4                              5.500      12/01/2019             01/09/2012 1           62,761
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Department of Water Resources
                       (Center Valley)                              5.000      12/01/2022             12/01/2007             15,567
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       CA Department of Water Resources
                       (Center Valley) 4                            5.250      07/01/2022             01/01/2006 1          120,454
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA Department of Water Resources
                       (Center Valley) 4                            5.400      07/01/2012             01/01/2006 1           20,040
-----------------------------------------------------------------------------------------------------------------------------------


2           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         10,000       CA Educational Facilities Authority
                       (Cedars-Sinai Medical Center)                6.125%     12/01/2019             12/01/2009 1     $     11,137
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Educational Facilities Authority
                       (College and University Financing)           6.125      06/01/2009             06/01/2006 1           10,018
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA Educational Facilities Authority
                       (College and University Financing)           6.250      06/01/2018             12/01/2005 1            5,010
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       CA Educational Facilities Authority
                       (College of Osteopathic Medicine) 4          5.750      06/01/2018             12/01/2005 1          112,430
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       CA Educational Facilities Authority
                       (Student Loan Program)                       6.000      03/01/2016             03/01/2007 1           41,646
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       CA Educational Facilities Authority
                       (University La Verne) 4                      6.300      04/01/2009             04/01/2006 1           40,400
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA Educational Facilities Authority
                       (University of San Francisco) 4              6.000      10/01/2026             10/01/2006 1           52,339
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       CA Educational Facilities Authority
                       (University of San Francisco) 4              6.000      10/01/2026             10/01/2006 1           83,509
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Educational Facilities Authority
                       (University of Southern California)          5.000      10/01/2028             10/01/2008 1           15,304
-----------------------------------------------------------------------------------------------------------------------------------
         335,000       CA Financing Authority (Wastewater
                       Improvement) 4                               6.100      11/01/2033             11/01/2015 1          355,515
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        4.750      09/01/2018             03/01/2006 1           10,061
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                        4.750      09/01/2018             03/01/2006 1            5,007
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       CA GO 4                                      4.800      08/01/2014             08/01/2006 1           60,034
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        5.000      08/01/2018             08/01/2009 1           10,371
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA GO 4                                      5.000      06/01/2019             06/01/2011 1           46,446
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA GO 4                                      5.000      02/01/2021             02/01/2008 1           51,638
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA GO 4                                      5.000      02/01/2023             02/01/2008 1           51,315
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       CA GO 4                                      5.000      10/01/2023             10/01/2009 1          203,510
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                        5.000      10/01/2023             10/01/2008 1            5,223
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       CA GO                                        5.000      10/01/2023             10/01/2008 1           35,467
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        5.000      02/01/2025             02/01/2008 1           10,355
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       CA GO 4                                      5.100      03/01/2010             03/02/2006 1           60,102
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                        5.125      10/01/2017             04/01/2006 1           25,190
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       CA GO 4                                      5.125      10/01/2017             04/01/2006 1           90,683
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                        5.125      10/01/2027             10/01/2007 1           25,337
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       CA GO 4                                      5.150      10/01/2019             04/01/2006 1           90,403
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA GO 4                                      5.150      10/01/2019             04/01/2006 1           50,386
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                        5.250      04/01/2018             04/01/2006 1           25,024
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        5.250      04/01/2019             04/01/2006 1           10,009
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        5.500      03/01/2009             03/01/2006 1           10,077
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        5.500      04/01/2019             04/01/2006 1           10,096
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA GO                                        5.500      03/01/2020             03/01/2006 1            5,036
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA GO                                        5.500      10/01/2022             04/01/2006 1           15,094
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                        5.625      10/01/2023             10/01/2006 1           25,771
-----------------------------------------------------------------------------------------------------------------------------------
         305,000       CA GO 4                                      5.625      09/01/2024             09/01/2006 1          312,082
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA GO                                        5.750      03/01/2015             03/01/2006 1           15,204
-----------------------------------------------------------------------------------------------------------------------------------


3           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         35,000       CA GO                                        5.750%     11/01/2017             11/01/2005 1     $     35,449
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       CA GO                                        5.750      11/01/2017             11/01/2005 1           35,449
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA GO                                        5.800      06/01/2013             12/01/2005 1           25,056
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       CA GO 4                                      5.900      04/01/2023             04/01/2006 1          106,143
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       CA GO 4                                      5.900      03/01/2025             03/01/2006 1           76,012
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA GO                                        6.000      08/01/2015             02/01/2006 1           20,340
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA GO                                        6.000      05/01/2018             11/01/2005 1           20,231
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA GO                                        6.000      10/01/2021             04/01/2006 1           15,170
-----------------------------------------------------------------------------------------------------------------------------------
         605,000       CA GO 4                                      6.250      10/01/2019             04/01/2006 1          608,049
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA GO                                        6.800      11/01/2008             11/01/2005 1           10,277
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA Golden State Tobacco
                       Securitization Corp.                         5.000      06/01/2017             06/01/2007 1           46,138
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Golden State Tobacco
                       Securitization Corp.                         5.000      06/01/2020             06/01/2010 1           26,074
-----------------------------------------------------------------------------------------------------------------------------------
       4,280,000       CA Golden State Tobacco
                       Securitization Corp. 4                       6.250      06/01/2033             09/11/2012 2        4,703,206
-----------------------------------------------------------------------------------------------------------------------------------
       3,125,000       CA Golden State Tobacco
                       Securitization Corp.                         6.625      06/01/2040             06/01/2013 1        3,529,313
-----------------------------------------------------------------------------------------------------------------------------------
       2,515,000       CA Golden State Tobacco
                       Securitization Corp.                         6.750      06/01/2039             06/01/2013 1        2,868,986
-----------------------------------------------------------------------------------------------------------------------------------
       1,845,000       CA Golden State Tobacco
                       Securitization Corp. 4                       7.800      06/01/2042             06/01/2013 1        2,244,996
-----------------------------------------------------------------------------------------------------------------------------------
       2,680,000       CA Golden State Tobacco
                       Securitization Corp.                         7.900      06/01/2042             06/01/2013 1        3,278,149
-----------------------------------------------------------------------------------------------------------------------------------
       1,595,000       CA Golden State Tobacco
                       Securitization Corp. (TASC) 4                7.875      06/01/2042             06/01/2013 1        1,948,436
-----------------------------------------------------------------------------------------------------------------------------------
       1,865,000       CA Golden State Tobacco
                       Securitization Corp. (TASC) 4                7.875      06/01/2042             06/01/2013 1        2,278,265
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West) 4                                      5.000      07/01/2021             01/01/2006 1           40,386
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Health Facilities Financing
                       Authority (Catholic Healthcare
                       West) 4                                      5.125      07/01/2024             07/01/2007 1           15,600
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       CA Health Facilities Financing
                       Authority (Cedars-Sinai Medical
                       Center) 4                                    5.250      08/01/2027             08/01/2007             31,416
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Health Facilities Financing
                       Authority (Children's Hospital) 4            5.375      07/01/2016             07/01/2006 1           10,334
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Health Facilities Financing
                       Authority (Children's Hospital)              5.750      07/01/2023             03/01/2006 1           10,046
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA Health Facilities Financing
                       Authority (Community Program) 4              7.200      01/01/2012             02/01/2006 1           20,068
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Health Facilities Financing
                       Authority (Fellowship Homes) 4               6.000      09/01/2019             09/01/2006 1           25,916
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA Health Facilities Financing
                       Authority (Mercy Senior Hsg.)                5.800      12/01/2018             12/01/2005 1           20,023
-----------------------------------------------------------------------------------------------------------------------------------


4           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$          5,000       CA Health Facilities Financing
                       Authority (Small Facilities Loan),
                       Series A                                     6.700%     03/01/2011             03/01/2006 1     $      5,011
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA Health Facilities Financing
                       Authority (Small Facilities Loan),
                       Series B 4                                   7.400      04/01/2014             04/01/2006 1           46,034
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Health Facilities Financing
                       Authority (St. Francis Medical
                       Center/Catholic Healthcare West)             6.350      10/01/2023             04/01/2006 1           15,338
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA Health Facilities Financing
                       Authority (Sutter Health)                    5.000      08/15/2017             08/15/2007 1            5,237
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA HFA                                       5.650      02/01/2008             08/01/2006 1           10,324
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       CA HFA                                       5.900      02/01/2009             02/01/2006 1           30,640
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA HFA (Multifamily Hsg.) 4                  5.400      08/01/2018             08/01/2008 1           15,555
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       CA HFA (Multifamily Hsg.) 4                  5.450      08/01/2028             08/01/2010 1          153,618
-----------------------------------------------------------------------------------------------------------------------------------
         185,000       CA HFA (Multifamily Hsg.) 4                  5.950      08/01/2028             02/01/2009 1          189,799
-----------------------------------------------------------------------------------------------------------------------------------
         130,000       CA HFA (Multifamily Hsg.) 4                  6.050      08/01/2016             08/01/2006 1          134,726
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA HFA (Multifamily Hsg.) 4                  6.050      08/01/2027             08/01/2006 1           25,960
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA HFA (Multifamily Hsg.)                    6.050      08/01/2038             02/01/2009 1           10,259
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA HFA (Multifamily Hsg.)                    6.150      08/01/2022             08/01/2006 1           15,438
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA HFA (Multifamily Hsg.) 4                  6.300      08/01/2026             02/01/2008 1           25,564
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       CA HFA (Multifamily Hsg.) 4                  5.375      08/01/2028             02/01/2009 1           40,923
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       CA HFA (Multifamily Hsg.) 4                  5.850      02/01/2010             08/01/2006             87,515
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA HFA (Single Family Mtg.),
                       Series A                                     5.300      08/01/2018             02/01/2010 1           20,096
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA HFA (Single Family Mtg.), Series B        6.200      08/01/2014             10/01/2007 1           10,179
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       CA HFA, Series A 4                           4.800      08/01/2012             08/01/2009 1        1,007,780
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA HFA, Series B                             7.000      08/01/2014             02/01/2006 1            5,108
-----------------------------------------------------------------------------------------------------------------------------------
         465,000       CA HFA, Series B 4                           7.125      08/01/2024             02/01/2006 1          477,541
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA HFA, Series B-1                           5.200      08/01/2011             08/01/2009 1            5,014
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000       CA Infrastructure & Economic Devel.
                       (American Center for Wine & Food
                       Arts)                                        5.700      12/01/2019             12/01/2009 1        2,657,275
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA Loan Purchasing Finance
                       Authority 4                                  5.600      10/01/2014             04/01/2006 1           45,093
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       CA Maritime Infrastructure
                       Authority (San Diego Unified Port
                       District Airport-Lindbergh Field) 4          5.000      11/01/2020             11/01/2007 1          112,250
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       CA Maritime Infrastructure
                       Authority (San Diego Unified Port
                       District Airport-Lindbergh Field) 4          5.250      11/01/2015             11/01/2005 1           61,231
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Maritime Infrastructure
                       Authority (Santa Cruz Port District)         5.750      05/01/2024             05/01/2014 1            9,994
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       CA Pollution Control Financing
                       Authority (Browning-Ferris
                       Industries) 4                                6.750      09/01/2019             03/01/2007 1          755,213
-----------------------------------------------------------------------------------------------------------------------------------


5           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         30,000       CA Pollution Control Financing
                       Authority (Sacramento Biosolids
                       Facility) 4                                  5.300%     12/01/2017             12/01/2012 1     $     31,358
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       CA Pollution Control Financing
                       Authority (Sacramento Biosolids)
                       Facility) 4                                  5.500      12/01/2024             12/01/2012 1          172,313
-----------------------------------------------------------------------------------------------------------------------------------
         155,000       CA Pollution Control Financing
                       Authority (San Diego Gas & Electric
                       Company) 4                                   5.850      06/01/2021             12/01/2005 1          155,293
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA Pollution Control Financing
                       Authority (Southern California
                       Edison Company) 4                            5.550      09/01/2031             09/01/2011 1           21,229
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       CA Pollution Control Financing
                       Authority (Southern California
                       Water Company) 4                             5.500      12/01/2026             12/01/2005 1           90,131
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Public Works (Department of
                       Corrections)                                 5.000      09/01/2021             09/01/2008 1           26,118
-----------------------------------------------------------------------------------------------------------------------------------
         880,000       CA Public Works (Department of
                       Corrections) 4                               5.250      01/01/2021             01/01/2006 1          882,719
-----------------------------------------------------------------------------------------------------------------------------------
       1,015,000       CA Public Works (Department of
                       Corrections)                                 5.500      01/01/2017             01/01/2006 1        1,039,147
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA Public Works (Department of
                       Corrections) 4                               5.500      06/01/2019             06/01/2006 1           45,536
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       CA Public Works (Department of
                       Corrections) 4                               5.500      06/01/2019             12/01/2005 1          202,382
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Public Works (Department of
                       Corrections)                                 5.625      11/01/2016             11/01/2006             10,445
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Public Works (Department of
                       Corrections-State Prison) 4                  5.500      06/01/2019             06/01/2006 1           15,102
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       CA Public Works (Department of Food
                       & Agriculture) 4                             5.400      06/01/2013             12/01/2005 1          110,191
-----------------------------------------------------------------------------------------------------------------------------------
         535,000       CA Public Works (Department of
                       Justice Building) 4                          5.625      05/01/2020             11/01/2005 1          541,399
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       CA Public Works (State
                       Universities) 4                              5.000      06/01/2023             06/01/2006 1           80,023
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       CA Public Works (State
                       Universities) 4                              5.375      10/01/2017             10/01/2006 1           88,310
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       CA Public Works (State
                       Universities) 4                              5.500      12/01/2018             12/01/2005 1          120,109
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Public Works (State
                       Universities) 4                              5.500      06/01/2021             12/01/2005 1           25,022
-----------------------------------------------------------------------------------------------------------------------------------
         230,000       CA Public Works (State
                       Universities) 4                              5.500      06/01/2021             12/01/2005 1          230,423
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       CA State University (San Diego
                       State University)                            5.000      11/01/2018             11/01/2007 1            5,261
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       CA Statewide CDA (Bouquet Canyon) 4          5.300      07/01/2018             07/01/2010 1          103,043
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       CA Statewide CDA (CA Odd Fellow
                       Hsg.) 4                                      5.375      10/01/2013             04/01/2006 1           95,086
-----------------------------------------------------------------------------------------------------------------------------------


6           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         25,000       CA Statewide CDA (CA Odd Fellow
                       Hsg.) 4                                      5.500%     10/01/2023             04/01/2006 1     $     25,018
-----------------------------------------------------------------------------------------------------------------------------------
         400,000       CA Statewide CDA (East Valley
                       Tourist) 4                                  11.000      10/01/2020             03/01/2007 2          407,656
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA Statewide CDA (Eastfield Ming
                       Quong) 4                                     5.625      06/01/2020             06/01/2006 1           51,650
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       CA Statewide CDA (Escrow Term)               6.750      09/01/2037             09/01/2014 1           20,397
-----------------------------------------------------------------------------------------------------------------------------------
         400,000       CA Statewide CDA (Fairfield
                       Apartments) 4                                6.500      01/01/2016             10/10/2011 2          402,168
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       CA Statewide CDA (Live Oak School) 4         6.750      10/01/2030             10/01/2011 1          265,393
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       CA Statewide CDA (Quail Ridge
                       Apartments) 4                                5.375      07/01/2032             07/01/2014 1          101,236
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       CA Statewide CDA (Rio Bravo) 4               6.300      12/01/2018             12/01/2005 1          508,725
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       CA Statewide CDA (Sutter Health
                       Obligated Group) 4                           5.500      08/15/2022             02/15/2006 1           35,751
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000       CA Statewide CDA (Sutter
                       Health/Sutter Community Hospitals
                       of Sacramento) 4                             6.000      08/15/2025             08/15/2006 1        1,282,259
-----------------------------------------------------------------------------------------------------------------------------------
         335,000       CA Statewide CDA (Sycamore) 4                6.000      03/20/2038             03/20/2017 1          361,837
-----------------------------------------------------------------------------------------------------------------------------------
         180,000       CA Statewide CDA COP (Motion
                       Picture & TV Fund) 4                         5.375      01/01/2020             01/01/2006 1          180,569
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       CA Statewide CDA COP INFLOS 4,8              8.482 7    10/01/2011             03/15/2010 3          581,080
-----------------------------------------------------------------------------------------------------------------------------------
         935,000       CA Statewide Financing Authority
                       Tobacco Settlement (TASC) 4                  5.625      05/01/2029             04/04/2011 2          970,502
-----------------------------------------------------------------------------------------------------------------------------------
         875,000       CA Statewide Financing Authority
                       Tobacco Settlement (TASC) 4                  5.625      05/01/2029             07/30/2010 2          908,224
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       CA Statewide Financing Authority
                       Tobacco Settlement (TASC)                    6.000      05/01/2037             05/01/2012 1          264,723
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Universities & Colleges                   5.000      11/01/2028             11/01/2006 1           10,396
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Universities & Colleges                   5.800      09/01/2007             03/01/2006 1           10,018
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA University (Fullerton Student
                       Union) 4                                      5.400      03/01/2016             03/01/2006 1           51,359
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       CA University (Fullerton Student
                       Union) 4                                      5.400      03/01/2021             03/01/2006 1           30,798
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA University (Northridge) 4                 5.000      11/01/2022             11/01/2007 1           26,030
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       CA Valley Health System COP                  6.875      05/15/2023             11/15/2005 1           45,058
-----------------------------------------------------------------------------------------------------------------------------------
         425,000       CA Valley Health System, Series A            6.500      05/15/2025             05/15/2008 1          440,164
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       CA Veterans GO 4                             4.700      12/01/2012             12/01/2005 1          100,025
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       CA Veterans GO 4                             5.125      12/01/2019             12/01/2005 1           90,021
-----------------------------------------------------------------------------------------------------------------------------------
         245,000       CA Veterans GO 4                             5.400      12/01/2015             12/01/2008 1          255,675
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       CA Veterans GO 4                             5.600      12/01/2032             06/01/2006 1          511,125
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       CA Veterans GO, Series B 4                   5.450      12/01/2017             12/01/2005 1        1,015,620
-----------------------------------------------------------------------------------------------------------------------------------
         600,000       CA Veterans GO, Series BH 4                  5.500      12/01/2024             12/01/2005 1          600,984
-----------------------------------------------------------------------------------------------------------------------------------
         135,000       CA Veterans GO, Series BH 4                  5.600      12/01/2032             12/01/2005 1          135,232
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       CA Veterans GO, Series BP 4                  5.500      12/01/2026             12/01/2005 1          105,059
-----------------------------------------------------------------------------------------------------------------------------------


7           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$        100,000       CA Veterans GO, Series BT 4                  5.000%     12/01/2012             12/01/2005 1     $    101,159
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       CA Veterans GO, Series BT                    5.100      12/01/2013             12/01/2006 1           10,117
-----------------------------------------------------------------------------------------------------------------------------------
       1,790,000       CA Veterans GO, Series BT 4                  5.375      12/01/2016             12/01/2005 1        1,811,283
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       CA Veterans GO, Series BX 4                  5.500      12/01/2031             06/01/2007 1          142,164
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       CA Veterans GO, Series BZ                    5.350      12/01/2021             06/01/2008 1           15,226
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA Water Resource Devel. GO, Series N 4      5.500      06/01/2011             12/02/2005 1           50,101
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       CA Water Resource Devel. GO, Series P        5.800      06/01/2014             12/01/2005 1           25,056
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       CA Water Resource Devel. GO, Series Q 4      5.000      03/01/2016             03/02/2006 1           50,035
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Calabasas Special Tax                        6.250      09/01/2018             09/01/2011 1           10,500
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       Calabasas Special Tax                        6.250      09/01/2031             09/01/2013 1          115,005
-----------------------------------------------------------------------------------------------------------------------------------
         715,000       Calaveras County Special Tax
                       Community Facilities District No. 2          7.000      09/01/2026             09/01/2011 1          782,568
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Calleguas-Las Virgines Public
                       Financing Authority Municipal Water
                       District 4                                   5.000      11/01/2023             07/30/2010 2           52,010
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Camarillo Hsg. (Park Glenn
                       Apartments) 4                                5.400      03/01/2028             03/01/2008 1           45,467
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Camrosa Water District 4                     5.500      01/15/2011             01/15/2006 1           61,323
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Capistrano Unified School District
                       (Las Flores) 4                               5.000      09/01/2023             09/01/2010 1           77,456
-----------------------------------------------------------------------------------------------------------------------------------
         130,000       Carlsbad Hsg. & Redevel. Commission
                       Tax Allocation 4                             5.250      09/01/2019             03/02/2006 1          130,857
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       Carson Improvement Bond Act 4                7.375      09/02/2022             03/02/2006 1          113,267
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Carson Redevel. Agency                       6.000      01/01/2028             01/01/2014 1          258,030
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Castaic Union School District 4              8.500      10/01/2013             04/01/2006 1           80,709
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Central CA Joint Powers Health
                       Financing Authority COP
                       (FCH/CCH/SCH/CALC/SMCH Obligated Group)      5.500      02/01/2015             02/01/2006 1            5,003
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Central Coast Water Authority 4              5.000      10/01/2022             10/01/2006 1           20,666
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Central Contra Costa Sanitation
                       District 4                                   5.000      09/01/2022             09/01/2010 1           52,077
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Central Valley Financing Authority
                       Cogeneration Project (Carson Ice) 4          5.200      07/01/2020             01/01/2006 1           25,037
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Chico (Walker Senior Hsg. Corp.) 4           5.700      11/01/2023             11/01/2005 1           55,051
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Chino Hills Improvement Bond Act 1915        7.500      09/02/2016             03/02/2006 1           36,322
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Chowchilla, CA Improvement Bond Act
                       1915                                         6.700      09/02/2027             03/02/2012             15,418
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Chula Vista Redevel. Agency
                       (Bayfront)                                   8.000      05/01/2014             05/01/2006 1           25,727
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Chula Vista Redevel. Agency
                       (Bayfront) 4                                 8.250      05/01/2024             11/01/2005 1          521,885
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Chula Vista Special Tax                      7.625      09/01/2029             09/01/2009 1           69,700
-----------------------------------------------------------------------------------------------------------------------------------


8           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         15,000       Clayton Redevel. Agency 4                    5.500%     08/01/2024             02/01/2006 1     $     15,080
-----------------------------------------------------------------------------------------------------------------------------------
         545,000       Coalinga Regional Medical Center
                       COP 4                                        5.000      09/01/2014             09/01/2008 3          535,882
-----------------------------------------------------------------------------------------------------------------------------------
         175,000       Colton Joint Unified School District         5.700      09/01/2034             09/01/2013 1          178,631
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Colton Public Financing Authority            5.300      08/01/2027             08/01/2008 1           31,721
-----------------------------------------------------------------------------------------------------------------------------------
         815,000       Commerce CDC Tax Allocation                  5.750      08/01/2010             08/01/2007 1          850,143
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Compton Community Redevel. Agency
                       Tax Allocation 4                             6.500      08/01/2013             08/01/2006 1          511,430
-----------------------------------------------------------------------------------------------------------------------------------
       3,075,000       Contra Costa County Special Tax
                       Community Facilities District 4              5.580      08/01/2016             08/01/2008 1        3,145,141
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Contra Costa Water District 4                5.000      10/01/2022             10/01/2007 1           15,396
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Crescent City Public Financing
                       Authority                                    7.750      09/15/2012             03/15/2006 1           30,067
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Culver City Unified School District GO 4     5.700      08/01/2025             08/01/2007 1           20,968
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Davis Joint Unified School District          6.100      08/15/2023             02/15/2006 1           25,098
-----------------------------------------------------------------------------------------------------------------------------------
         235,000       Duarte COP (Hope National Medical
                       Center) 4                                    5.250      04/01/2024             04/01/2009 1          240,544
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Duarte Hsg. (Heritage Park
                       Apartments)                                  5.850      05/01/2030             11/01/2007 1           15,534
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       East Bay Municipal Utility District 4        5.000      06/01/2013             06/01/2006 1           25,765
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       East Bay Municipal Utility District 4        5.000      06/01/2026             06/01/2006 1           77,058
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Eastern CA Municipal Water District          5.500      09/01/2024             03/01/2006 1           49,967
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Eastern CA Municipal Water District 4        5.875      09/01/2034             03/01/2006 1          127,665
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Eastern CA Municipal Water District
                       (Crown Valley Village)                       5.500      09/01/2028             03/01/2006 1           81,302
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Eastern Municipal Water District
                       Community Facilities Special Tax             5.950      09/01/2033             03/01/2006 1           25,531
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       El Centro Redevel. Agency 4                  5.500      11/01/2026             11/01/2008 1           15,579
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       El Monte Public Financing Authority 4        5.750      06/01/2028             06/01/2010 1           50,791
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       El Monte Public Financing Authority
                       (El Monte Community Redevel.) 4              5.750      06/01/2028             06/01/2010 1           25,395
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Elk Grove Special Tax (East
                       Franklin Community)                          5.850      08/01/2036             08/01/2009 1           10,600
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Elk Grove Special Tax (East
                       Franklin Community)                          6.000      08/01/2033             08/01/2007 1           81,080
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Emeryville Public Financing
                       Authority                                    6.100      09/01/2012             03/01/2006 1           25,458
-----------------------------------------------------------------------------------------------------------------------------------
         145,000       Emeryville Public Financing
                       Authority 4                                  6.200      09/01/2025             09/01/2006 1          148,212
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Escondido Joint Powers Financing
                       Authority (California Center for
                       the Arts) 4                                  6.000      09/01/2018             03/01/2006 1        1,017,300
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Etiwanda School District Facilities
                       District No. 7 Special Tax 4                 5.900      09/01/2031             09/01/2011 1           51,472
-----------------------------------------------------------------------------------------------------------------------------------


9           |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         15,000       Florin Resource Conservation
                       District COP 8                               6.000%     02/01/2029             02/01/2015 1     $     15,238
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Folsom Special Tax Community
                       Facilities District No. 7                    6.000      09/01/2024             09/01/2011 1           21,087
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Fresno Unified School District               5.375      08/01/2021             08/01/2006 1           10,233
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Fullerton Community Facilities
                       District No. 1 Special Tax (Amerige
                       Heights) 4                                   6.200      09/01/2032             09/01/2012 1           26,360
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Fullerton School District Special Tax        6.300      09/01/2023             09/01/2013 1           86,057
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Garden Grove COP (Bahia
                       Village/Emerald Isle) 4                      5.700      08/01/2023             02/01/2006 1           30,140
-----------------------------------------------------------------------------------------------------------------------------------
         880,000       Hawthorne Community Redevel. Agency
                       Special Tax 4                                6.750      10/01/2025             04/01/2006 1          933,812
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Hayward Improvement Bond Act 1915            7.100      09/02/2018             03/02/2006 1           45,752
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Horicon Elementary School District           6.100      08/01/2021             08/01/2007 1            5,172
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Huntington Beach City School
                       District 4                                   5.000      08/01/2020             08/01/2011 1           53,852
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Imperial County Special Tax                  6.500      09/01/2031             09/01/2011 1           24,827
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Indian Wells Redevel. Agency Tax
                       Allocation                                   5.375      12/01/2022             12/01/2005 1           10,221
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Indio Hsg. (Olive Court Apartments) 4        6.375      12/01/2026             12/01/2009 1           41,209
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Indio Improvement Bond Act of 1915
                       Assessment District No. 2002-3               6.350      09/02/2027             09/02/2012 1           21,454
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Intercommunity Hospital Financing
                       Authority COP 4                              5.250      11/01/2019             11/01/2010 1           41,105
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       Irvine GO 4                                  5.550      09/02/2026             09/02/2013 1          154,643
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Irvine Improvement Bond Act 1915             5.600      09/02/2022             09/02/2014 1           20,631
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Irvine Improvement Bond Act 1915             5.625      09/02/2024             09/02/2013 1           15,471
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Kern County (Fire Department) COP            5.250      05/01/2015             05/01/2007 1           51,970
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       La Habra Redevel. Agency                     5.300      09/01/2007             03/02/2006 1           30,032
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       La Habra Redevel. Agency Community
                       Facilities District                          6.000      09/01/2014             03/02/2006 1           30,029
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       La Quinta Redevel. Agency Tax
                       Allocation                                   5.200      09/01/2028             09/01/2007 1           15,694
-----------------------------------------------------------------------------------------------------------------------------------
         520,000       Lake Elsinore Public Financing
                       Authority, Series F 4                        7.100      09/01/2020             09/01/2007 1          555,584
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       Lake Elsinore Redevel. Agency                6.050      10/01/2024             10/01/2011 1          158,285
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Lake Elsinore Special Tax                    5.100      09/01/2022             09/01/2017 1          507,920
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       Lake Elsinore Unified School
                       District                                     6.000      09/01/2034             03/01/2006 1           91,970
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Lancaster Community Facilities
                       District Special Tax                         6.000      10/01/2016             10/01/2008 1           36,176
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Lancaster Redevel. Agency (Desert
                       Sands Mobile Home Park)                      6.375      11/01/2027             11/01/2009 1           20,246
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Lathrop Financing Authority (Water
                       Supply) 4                                    5.750      06/01/2020             06/01/2013 1           15,804
-----------------------------------------------------------------------------------------------------------------------------------


10          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         50,000       Lathrop Financing Authority (Water
                       Supply) 4                                    5.900%     06/01/2023             06/01/2013 1     $     52,761
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Lathrop Financing Authority (Water
                       Supply) 4                                    6.000      06/01/2035             06/01/2013 1          262,150
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Lathrop Improvement Bond (Mossdale
                       Village)                                     6.125      09/02/2028             03/02/2006 1           35,763
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Lincoln IBA Public Financing
                       Authority (Twelve Bridges)                   6.200      09/02/2025             09/02/2009 1           10,471
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Lincoln Special Tax                          5.900      09/01/2024             09/01/2015 1          263,220
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Livermore Community Facilities
                       District Special Tax                         6.400      09/01/2026             09/01/2010 1           20,862
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Loma Linda Collateralized Loan
                       (Redlands)                                   7.375      06/01/2009             12/01/2005 1           10,028
-----------------------------------------------------------------------------------------------------------------------------------
         260,000       Loma Linda Hospital (Loma Linda
                       University Medical Center) 4                 5.375      12/01/2022             12/01/2005 1          265,892
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Loma Linda Hospital (Loma Linda
                       University Medical Center)                   6.000      12/01/2023             12/01/2005 1           10,009
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Long Beach Airport COP 4                     5.000      06/01/2016             12/01/2005 1           50,070
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Long Beach Special Tax Community
                       Facilities District No. 6 4                  6.250      10/01/2026             10/01/2012 1           26,307
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Long Beach Unified School District           5.250      08/01/2029             08/01/2007 1           26,180
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Long Beach Unified School District           5.300      08/01/2018             08/01/2007 1           20,895
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       Los Angeles Community Facilities
                       District Special Tax (Cascade
                       Business Park) 4                             6.400      09/01/2022             09/01/2007 1          156,516
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Los Angeles Community Redevel.
                       Agency (Cinerama Dome Public
                       Parking)                                     5.700      07/01/2020             07/01/2010 1           26,269
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       Los Angeles County COP 4                     5.800      12/01/2023             12/01/2005 1           95,105
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Los Angeles County Metropolitan
                       Transportation Authority                     5.000      07/01/2023             07/01/2008 1            5,161
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Los Angeles County Metropolitan
                       Transportation Authority                     5.000      07/01/2023             07/01/2009 1           25,928
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Los Angeles County Public Works
                       Financing Authority, Series B                5.250      09/01/2014             09/01/2006 1           41,498
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       Los Angeles Department of Airports
                       (Los Angeles International Airport) 4        5.500      05/15/2009             11/15/2005 1          141,651
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Los Angeles Department of Airports
                       (Ontario International Airport)              5.800      05/15/2010             05/15/2006 1           10,225
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Los Angeles Department of Airports
                       (Ontario International Airport) 4            5.900      05/15/2011             05/15/2006 1          102,305
-----------------------------------------------------------------------------------------------------------------------------------
         185,000       Los Angeles Department of Airports
                       (Ontario International Airport) 4            6.000      05/15/2026             05/15/2006 1          189,205
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Los Angeles Department of Water &
                       Power 4                                      4.750      08/15/2017             02/15/2006 1           15,025
-----------------------------------------------------------------------------------------------------------------------------------
         350,000       Los Angeles Department of Water &
                       Power 4                                      5.250      07/01/2024             07/01/2006 1          354,078
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Los Angeles Harbor Department,
                       Series B                                     5.375      11/01/2023             11/01/2006 1           10,249
-----------------------------------------------------------------------------------------------------------------------------------


11          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         50,000       Los Angeles Harbor Department,
                       Series B 4                                   6.000%     08/01/2015             08/01/2006 1     $     51,422
-----------------------------------------------------------------------------------------------------------------------------------
         160,000       Los Angeles Harbor Department 4              5.375      11/01/2025             11/01/2006 1          164,482
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Los Angeles Harbor Department,
                       Series B 4                                   6.000      08/01/2014             08/01/2006 1        1,029,750
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Los Angeles Hsg. (Arminta North &
                       South)                                       7.700      06/20/2028             06/20/2006 1           20,259
-----------------------------------------------------------------------------------------------------------------------------------
       1,200,000       Los Angeles Hsg. (Park Plaza) 4              5.500      01/20/2043             07/20/2011 1        1,250,028
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Los Angeles Mtg. (Section 8)                 5.350      07/01/2022             01/01/2006 1           10,005
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Los Angeles Regional Airports
                       Improvement Corp. (Laxfuel Corp.) 4          5.250      01/01/2023             01/01/2012 1          102,237
-----------------------------------------------------------------------------------------------------------------------------------
         170,000       Los Angeles Regional Airports
                       Improvement Corp. (Laxfuel Corp.) 4          6.375      01/01/2024             01/01/2006 1          170,811
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       Los Angeles Single Family Mtg.
                       (GNMA & FNMA Mtg. Backed), Series A 4,8      6.875      06/01/2025             12/01/2005 1           95,228
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Los Angeles USD GO 4                         5.000      07/01/2023             07/01/2008 1           52,905
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Los Angeles Wastewater System 4              4.700      11/01/2017             11/01/2005 1           45,018
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Los Angeles Wastewater System 4              4.700      11/01/2019             11/01/2005 1           30,008
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       M-S-R Public Power Agency (San
                       Juan) 4                                      6.000      07/01/2022             01/01/2006 1           39,712
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Madera County COP (Valley
                       Children's Hospital) 4                       5.000      03/15/2023             03/15/2008             25,780
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Madera County COP (Valley
                       Children's Hospital) 4                       5.750      03/15/2028             03/15/2006 1           40,734
-----------------------------------------------------------------------------------------------------------------------------------
         655,000       Merced Irrigation District 4                 5.350      09/01/2009             03/01/2006 1          668,866
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Merced Irrigation District                   6.200      09/01/2016             03/01/2006 1           51,062
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Mill Valley COP (The Redwoods) 4             5.750      12/01/2020             12/01/2006 1           78,447
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Milpitas Improvement Bond Act 1915           5.700      09/02/2018             03/02/2006 1           10,335
-----------------------------------------------------------------------------------------------------------------------------------
         440,000       Modesto Irrigation District COP 4            5.300      07/01/2022             01/01/2006 1          440,673
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Modesto Irrigation District, Series A 4      6.000      10/01/2015             10/01/2006 1        1,045,940
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Montclair Redevel. Agency (Augusta
                       Homes Villa Del Arroyo)                      6.100      11/15/2037             11/15/2014 1           10,376
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Montclair Redevel. Agency Mobile
                       Home Park (Hacienda Mobile Home
                       Park)                                        6.000      11/15/2029             11/15/2014 1           25,889
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       Montclair Redevel. Agency Tax
                       Allocation (Redevel. Project
                       Area III) 4                                  5.500      12/01/2027             12/01/2006 1          119,603
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Montebello Community Redevel.
                       Agency (South Montebello)                    5.500      09/01/2022             09/01/2011 1           10,106
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Monterey County COP (Natividad
                       Medical Center) 4                            5.750      08/01/2028             08/01/2006 1           25,546
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Monterey County COP (Sheriffs
                       Facility)                                    5.000      12/01/2014             12/01/2005 1           10,018
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Monterey Joint Powers Financing
                       Authority (Materials Recovery
                       Facilities)                                  5.500      03/01/2010             03/01/2006 1           10,139
-----------------------------------------------------------------------------------------------------------------------------------


12          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         45,000       Monterey Joint Powers Financing
                       Authority (Materials Recovery
                       Facilities) 4                                5.600%     03/01/2012             03/01/2006 1     $     45,840
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Monterey Joint Powers Financing
                       Authority (Materials Recovery
                       Facilities) 4                                5.600      03/01/2013             03/01/2006 1           51,055
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Monterey Joint Powers Financing
                       Authority (Materials Recovery
                       Facilities)                                  5.700      03/01/2015             03/01/2006 1           66,687
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Monterey Joint Powers Financing
                       Authority (Materials Recovery
                       Facilities)                                  5.700      03/01/2016             03/01/2006 1           20,568
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Moorpark Mobile Home Park (Villa
                       Del Arroyo) 4                                7.050      05/15/2035             08/17/2029 3            9,998
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Moorpark Mobile Home Park (Villa
                       Del Arroyo) 4                                6.300      05/15/2030             05/15/2010 1           75,492
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Moreno Valley Special Tax (Towngate
                       Community Facilities) 4                      6.125      12/01/2021             12/01/2005 1           55,136
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Morgan Hill Improvement Bond Act 1915        5.600      09/02/2018             09/02/2006 1           50,157
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Morgan Hill Redevel. Agency
                       (LaCrosse Village) 4                         6.450      12/01/2027             12/01/2005 1           25,775
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Murrieta Valley Unified School
                       District                                     6.300      09/01/2024             03/01/2012 1           27,038
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Murrieta Valley Unified School
                       District Special Tax                         6.200      09/01/2026             03/01/2006 1           25,536
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Murrieta Community Facilities
                       District (Bluestone)                         6.300      09/01/2031             09/01/2013 1           10,620
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Murrieta Community Facilities
                       District Special Tax (Murrieta
                       Springs)                                     5.500      09/01/2034             09/01/2011 1          105,956
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Murrieta Improvement Bond Act 1915           6.375      09/01/2031             09/01/2011 1           53,356
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Murrieta Improvement Bond Act 1915           6.500      09/02/2030             03/02/2006 1           25,802
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Needles Public Utility Authority 4           6.650      02/01/2032             02/01/2009 1           31,376
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Norco Special Tax                            7.000      09/01/2033             09/01/2012 1          277,040
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Northern CA Power Agency
                       (Hydroelectric) 4                            5.125      07/01/2023             07/01/2008 1           78,326
-----------------------------------------------------------------------------------------------------------------------------------
         240,000       Northern CA Tobacco Securitization
                       Authority (TASC), Series A                   5.250      06/01/2031             04/26/2010 2          242,880
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       Northern CA Tobacco Securitization
                       Authority (TASC), Series B                   5.000      06/01/2028             04/26/2010 2          120,954
-----------------------------------------------------------------------------------------------------------------------------------
         220,000       Norwalk Community Facilities
                       Financing Authority, Series B 4              7.400      09/15/2025             03/15/2006 1          224,875
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Novato GO 4                                  5.000      08/01/2012             02/01/2006 1           35,635
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Oakland Unified School District 4            5.000      08/01/2013             02/01/2006 1          252,918
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Olivenhain Municipal Water District
                       Bond Act 1915 4                              5.450      09/02/2027             09/02/2009 1           51,814
-----------------------------------------------------------------------------------------------------------------------------------


13          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         50,000       Olivenhain Municipal Water District COP 4    5.125%     06/01/2028             06/01/2006 1     $     50,924
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Orange County Community Facilities
                       District (Ladera Ranch)                      5.550      08/15/2033             08/15/2012 1           25,400
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Orange County Improvement Bond Act
                       1915                                         5.500      09/02/2018             03/02/2006             80,839
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Orange County Recovery COP 4                 5.875      07/01/2019             07/01/2006 1           25,968
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Orange County Recovery COP 4                 6.000      07/01/2026             07/01/2006 1          259,863
-----------------------------------------------------------------------------------------------------------------------------------
       1,415,000       Oxnard Harbor District 4                     5.550      08/01/2013             08/01/2007 1        1,474,840
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Oxnard School District COP                   5.550      08/01/2021             02/01/2006 1           40,573
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Oxnard School District, Series A             5.250      08/01/2027             02/01/2006 1           20,424
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Palm Desert Financing Authority
                       Various Assessment & Community
                       Facilities Districts                         5.900      10/01/2015             10/01/2006 1           20,557
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Palm Desert Financing Authority
                       Various Assessment & Community
                       Facilities Districts                         6.000      10/01/2020             10/01/2009 1           40,842
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Palm Springs Financing Authority
                       (Palm Springs Regional Airport)              6.000      01/01/2022             01/01/2006 1           25,049
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Palm Springs Unified School
                       District GO 4                                5.300      02/01/2017             02/01/2006 1           40,602
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Palmdale Community Facilities
                       District Special Tax 4                       5.400      09/01/2035             09/01/2016 1          125,856
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Palo Alto Improvement Bond Act 1915
                       (University Ave. Area) 4                     5.100      09/02/2024             03/02/2006 1          102,388
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Palo Alto Improvement Bond Act 1915
                       (University Ave. Area) 4                     5.125      09/02/2025             03/02/2006 1          102,497
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Palomar Pomerado Health System 4             5.000      11/01/2013             11/01/2005 1           15,024
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Paramount Multifamily Hsg. (Prince
                       Twin Towers Property) 4                      5.700      02/20/2033             08/20/2009 1           25,484
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Pasadena Public Financing Authority
                       (Orange Grove& Villa Parke)                  5.250      06/01/2008             12/01/2005 1           50,554
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Perris Community Facilities
                       District Special Tax                         6.375      09/01/2032             09/01/2013 1          113,017
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Perris Public Financing Authority            5.750      09/01/2024             09/01/2016 1           10,574
-----------------------------------------------------------------------------------------------------------------------------------
         170,000       Perris Public Financing Authority 8          7.875      09/01/2025             03/01/2006 1          173,811
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Perris Public Financing Authority,
                       Series A                                     6.125      09/01/2034             09/01/2014 1           10,673
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Pittsburg Infrastructure Financing
                       Authority, Series B 4                        6.000      09/02/2024             09/02/2010 1          127,751
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Placentia Public Financing Authority         5.450      09/01/2015             09/01/2006 1           10,384
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Pleasant Hill Special Tax Downtown
                       Community Facilities District No. 1          5.875      09/01/2025             09/01/2012 1           10,168
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Port of Oakland, Series J                    5.500      11/01/2026             11/01/2007 1           15,851
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Poway Hsg. (Poinsetta Mobile Home
                       Park) 4                                      5.000      05/01/2023             05/01/2023            249,278
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Poway Unified School District                6.100      09/01/2031             09/01/2008 1           10,339
-----------------------------------------------------------------------------------------------------------------------------------


14          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         25,000       R.E. Badger Water Facilities
                       Financing Authority 4                        5.750%     10/01/2024             10/01/2007 1     $     26,356
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Rancho Mirage Redevel. Agency                5.500      04/01/2029             04/01/2006 1           75,697
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Rancho Mirage Redevel. Agency Tax
                       Allocation                                   5.200      04/01/2014             04/01/2006 1           45,409
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       Rancho Mirage Redevel. Agency Tax
                       Allocation (Whitewater Redevel.) 4           5.000      04/01/2024             04/01/2006 1           85,530
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Rancho Santa Fe Community Services
                       District Special Tax                         6.600      09/01/2020             09/01/2010 1           10,728
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Redlands Community Facilities
                       District                                     5.850      09/01/2033             09/01/2012 1           10,231
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Redwood City Special Tax                     5.750      09/01/2027             09/01/2011 1          101,998
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Reedley COP (Sierra View Homes) 4            5.850      03/01/2021             03/01/2006 1           51,418
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Richmond Improvement Bond Act 1915 4         7.000      09/02/2017             09/02/2008 1          530,640
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       River Highlands Community Services
                       District                                     8.125      09/02/2020             03/02/2007 1           10,058
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       River Islands Public Financing
                       Authority                                    6.000      09/01/2027             09/01/2010 1           80,174
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       River Islands Public Financing
                       Authority                                    6.150      09/01/2035             09/01/2010 1           24,839
-----------------------------------------------------------------------------------------------------------------------------------
         505,000       Riverside County Public Financing
                       Authority COP 4                              5.750      05/15/2019             05/15/2009 1          523,382
-----------------------------------------------------------------------------------------------------------------------------------
         590,000       Riverside County Public Financing
                       Authority Improvement Bond Act of
                       1915 (Rancho Village)                        6.250      09/02/2013             08/12/2010 2          625,276
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Riverside Unified School District            5.000      02/01/2027             02/01/2013 1           10,321
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       Riverside Unified School District            5.450      09/01/2025             09/01/2014 1           92,695
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Riverside Unified School District            5.500      09/01/2034             09/01/2014 1          101,778
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Rocklin Unified School District 4            5.750      09/01/2018             09/01/2006 1          104,087
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Rosemead Redevel. Agency                     5.500      10/01/2018             04/01/2006 1           10,006
-----------------------------------------------------------------------------------------------------------------------------------
         410,000       Rosemead Redevel. Agency 4                   5.600      10/01/2033             04/01/2006 1          410,205
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Roseville Special Tax                        6.000      09/01/2031             09/01/2011 1           10,473
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       Sacramento City Financing Authority
                       (Convention Center Hotel) 4                  6.250      01/01/2030             07/01/2011 1           93,974
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Sacramento Cogeneration Authority            5.200      07/01/2021             01/01/2006 1           10,014
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Sacramento County Airport System 4           5.750      07/01/2024             01/01/2006 1           40,084
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Sacramento County Airport System,
                       Series A 4                                   5.900      07/01/2024             07/01/2006 1           51,740
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Sacramento County Airport System,
                       Series B                                     5.750      07/01/2024             07/01/2006 1            5,016
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Sacramento County COP                        5.375      02/01/2019             02/01/2007 1           26,135
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Sacramento County Sanitation
                       District, Series A 4                         5.875      12/01/2027             12/01/2005 1          253,065
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Sacramento Improvement Bond Act 1915         6.350      09/02/2011             03/02/2006 1           15,559
-----------------------------------------------------------------------------------------------------------------------------------


15          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         60,000       Sacramento Improvement Bond Act
                       1915 (Willowcreek II) 4                      6.700%     09/02/2022             03/02/2006 1     $     62,305
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Sacramento Municipal Utility
                       District 4                                   5.125      07/01/2022             07/01/2007 1           15,672
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Sacramento Special Tax (Community
                       Facilities District
                       No. 97-1)                                    5.700      12/01/2020             12/01/2009 1           10,147
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Saddleback Community College
                       District 4                                   5.500      06/01/2021             06/01/2006 1           82,578
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Salinas Improvement Bond Act                 5.450      09/02/2013             03/02/2006 1          103,108
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       Salinas Redevel. Agency Tax
                       Allocation (Central City
                       Revitalization) 4                            5.500      11/01/2023             11/01/2008 1           88,419
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Bernardino County COP (Medical
                       Center Financing) 4                          5.500      08/01/2019             02/01/2006 1           50,381
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       San Bernardino County COP (Medical
                       Center)                                      5.000      08/01/2026             08/01/2006 1           60,072
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       San Bernardino County COP (Medical
                       Center)                                      5.000      08/01/2028             08/01/2006             36,031
-----------------------------------------------------------------------------------------------------------------------------------
         280,000       San Bernardino County COP (Medical
                       Center) 4                                    5.500      08/01/2024             08/01/2006 1          281,764
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       San Bernardino Joint Powers
                       Financing Authority (California
                       Department of Transportation Lease) 4        5.500      12/01/2020             12/01/2007 1           76,550
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Bernardino Joint Powers
                       Financing Authority (Department of
                       Transportation)                              5.500      12/01/2020             12/01/2005 1           25,545
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       San Bernardino Joint Powers
                       Financing Authority (Tax
                       Allocation) 4,8                              6.625      04/01/2026             04/01/2012 1          161,916
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       San Buenaventura Public Facilities
                       Financing Authority 4                        5.750      06/01/2014             12/01/2005 1           40,892
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Clemente Improvement Bond                6.050      09/02/2028             03/02/2006 1           25,901
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Diego (Balboa Park & Mission
                       Bay) COP                                     5.600      11/01/2010             11/01/2005 1           25,283
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       San Diego (Balboa Park & Mission
                       Bay) COP 4                                   6.000      11/01/2019             11/01/2005 1           75,828
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       San Diego COP (Balboa Park &
                       Mission Bay)                                 5.800      11/01/2016             11/01/2005             10,109
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Diego County COP (San Diego
                       Hospital Assoc./Sharp Memorial
                       Hospital)                                    5.000      08/15/2028             08/15/2008             20,539
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       San Diego County COP (The Burnham
                       Institute) 4                                 6.250      09/01/2029             09/01/2009             42,060
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Diego County Hsg. (Orange Glen
                       Apartments)                                  6.150      08/01/2020             02/01/2006 1           20,420
-----------------------------------------------------------------------------------------------------------------------------------
         275,000       San Diego Industrial Devel. (San
                       Diego Gas & Electric Company) 4              5.900      06/01/2018             12/01/2005 1          278,748
-----------------------------------------------------------------------------------------------------------------------------------


16          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         15,000       San Diego Industrial Devel. (San
                       Diego Gas & Electric Company) 4              5.900%     09/01/2018             03/01/2006 1     $     15,129
-----------------------------------------------------------------------------------------------------------------------------------
       1,045,000       San Diego Industrial Devel. (San
                       Diego Gas & Electric Company) 4              5.900      09/01/2018             03/01/2006 1        1,064,144
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Diego Industrial Devel. (San
                       Diego Gas & Electric Company) 4              5.900      09/01/2018             09/01/2006 1           15,029
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Diego Mtg. (Mariners Cove) 4             5.800      09/01/2015             03/01/2006 1           50,558
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       San Diego Open Space Park
                       Facilities District No.1                     5.750      01/01/2007             01/01/2006 1           30,063
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       San Diego Public Facilities
                       Financing Authority 4                        5.000      05/15/2015             05/15/2006 1           66,390
-----------------------------------------------------------------------------------------------------------------------------------
         525,000       San Diego Public Facilities
                       Financing Authority 4                        5.000      05/15/2020             11/15/2005 1          530,922
-----------------------------------------------------------------------------------------------------------------------------------
         240,000       San Diego Public Facilities
                       Financing Authority 4                        5.000      05/15/2025             05/15/2007 1          242,657
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       San Diego Public Facilities
                       Financing Authority 4                        5.250      05/15/2020             11/15/2005 1           70,037
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       San Diego Sewer 4                            5.000      05/15/2023             11/15/2005 1          140,182
-----------------------------------------------------------------------------------------------------------------------------------
         350,000       San Diego Sewer, Series A 4                  5.250      05/15/2020             11/15/2005 1          350,655
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       San Francisco Bay Area Rapid
                       Transit District 4                           5.000      07/01/2028             07/01/2008 1          119,017
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       San Francisco Building Authority
                       (San Francisco Civic Center Complex)         5.250      12/01/2021             12/01/2006 1           10,389
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Francisco City & County (77th
                       Street Property) COP                         5.300      09/01/2022             09/01/2007 1           20,994
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       San Francisco City & County
                       Airports Commission 4                        4.800      05/01/2014             01/01/2010 1           40,772
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       San Francisco City & County
                       Airports Commission                          4.900      05/01/2016             01/01/2010 1           30,575
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       San Francisco City & County
                       Airports Commission 4                        5.000      05/01/2017             05/01/2009 1           56,505
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       San Francisco City & County
                       Airports Commission                          5.000      05/01/2019             05/01/2008 1           30,587
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       San Francisco City & County
                       Airports Commission 4                        5.000      05/01/2019             01/01/2010 1           76,363
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       San Francisco City & County
                       Airports Commission 4                        5.000      05/01/2022             01/01/2010 1           91,226
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Francisco City & County
                       Airports Commission                          5.000      05/01/2022             05/01/2008 1           25,367
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco City & County
                       Airports Commission                          5.000      05/01/2023             05/01/2009 1           15,249
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       San Francisco City & County
                       Airports Commission 4                        5.000      05/01/2025             01/01/2010 1          141,484
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       San Francisco City & County
                       Airports Commission 4                        5.000      05/01/2028             01/01/2010 1          121,046
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Francisco City & County
                       Airports Commission                          5.300      05/01/2008             05/01/2006 1           25,728
-----------------------------------------------------------------------------------------------------------------------------------


17          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         55,000       San Francisco City & County
                       Airports Commission 4                        5.500%     05/01/2015             05/01/2008 1     $     57,624
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Francisco City & County
                       Airports Commission                          5.500      05/01/2016             05/01/2012 1           26,744
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco City & County
                       Airports Commission 4                        5.500      05/01/2024             05/01/2010 1           15,768
-----------------------------------------------------------------------------------------------------------------------------------
         145,000       San Francisco City & County
                       Airports Commission 4                        5.500      05/01/2026             05/01/2007 1          147,694
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Francisco City & County
                       Airports Commission 4                        5.500      05/01/2026             05/01/2007 1           50,929
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Francisco City & County
                       Airports Commission                          5.625      05/01/2011             05/01/2006 1           15,313
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Francisco City & County
                       Airports Commission 4                        5.625      05/01/2015             05/01/2006 1           50,972
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Francisco City & County
                       Airports Commission                          5.625      05/01/2016             05/01/2006 1           20,389
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       San Francisco City & County
                       Airports Commission 4                        5.625      05/01/2017             05/01/2006 1          102,926
-----------------------------------------------------------------------------------------------------------------------------------
         450,000       San Francisco City & County
                       Airports Commission 4                        5.625      05/01/2021             05/01/2008 1          463,167
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       San Francisco City & County
                       Airports Commission 4                        5.625      05/01/2021             05/01/2006 1           56,069
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Francisco City & County
                       Airports Commission 4                        5.625      05/01/2021             05/01/2006 1        1,019,440
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       San Francisco City & County
                       Airports Commission 4                        5.700      05/01/2014             05/01/2006 1        1,021,210
-----------------------------------------------------------------------------------------------------------------------------------
       2,035,000       San Francisco City & County
                       Airports Commission 4                        5.700      05/01/2026             05/01/2006 1        2,096,742
-----------------------------------------------------------------------------------------------------------------------------------
         170,000       San Francisco City & County
                       Airports Commission 4                        5.800      05/01/2021             05/01/2006 1          173,553
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       San Francisco City & County
                       Airports Commission (SFO Fuel
                       Company) 4                                   5.125      01/01/2017             01/01/2008 1          153,564
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Francisco City & County COP
                       (San Bruno Jail)                             5.250      10/01/2026             10/01/2008 1           52,848
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       San Francisco City & County COP
                       (San Bruno Jail) 4                           5.250      10/01/2033             10/01/2008 1        2,103,800
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       San Francisco City & County
                       Redevel. Agency 4                            6.750      07/01/2025             01/01/2006 1          117,395
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       San Francisco City & County
                       Redevel. Agency (FHA
                       Insured-Section 8) 8                         6.850      07/01/2024             01/01/2006 1           10,025
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       San Francisco City & County
                       Redevel. Agency (South Beach)                5.700      03/01/2029             03/01/2006 1           65,169
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Francisco City & County
                       Redevel. Financing Authority                 4.800      08/01/2016             08/01/2016 1           20,024
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       San Francisco City & County
                       Redevel. Financing Authority 4               5.000      08/01/2018             08/01/2006 1          100,138
-----------------------------------------------------------------------------------------------------------------------------------


18          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$        500,000       San Francisco State Building
                       Authority (San Francisco Civic
                       Center) 4                                    5.250%     12/01/2016             12/01/2006 1     $    520,395
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       San Jose Finance Authority, Series B 4       5.625      11/15/2018             11/15/2005 1           75,150
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Jose Improvement Bond Act 1915           5.750      09/02/2019             03/02/2006             51,599
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Jose Redevel. Agency                     5.000      08/01/2021             02/01/2006 1           15,056
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       San Jose Redevel. Agency 4                   5.750      08/01/2017             08/01/2007 1           21,074
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       San Jose-Santa Clara Water
                       Financing Authority 4                        5.250      11/15/2012             11/15/2005 1          151,641
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       San Jose-Santa Clara Water
                       Financing Authority                          5.375      11/15/2020             11/15/2005 1            5,055
-----------------------------------------------------------------------------------------------------------------------------------
         190,000       San Leandro Community Facilities
                       District No. 1 Special Tax                   6.400      09/01/2019             09/01/2008 1          204,448
-----------------------------------------------------------------------------------------------------------------------------------
       1,045,000       San Marcos Special Tax                       5.900      09/01/2028             03/01/2012 1        1,092,339
-----------------------------------------------------------------------------------------------------------------------------------
       1,665,000       San Marcos Special Tax                       5.950      09/01/2035             03/01/2012 1        1,734,447
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       San Mateo Foster City School
                       District 4                                   5.000      08/01/2023             08/01/2008 1           56,903
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Pablo Redevel. Agency                    5.250      12/01/2016             12/01/2005 1           15,324
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       San Pablo Redevel. Agency 4                  6.000      12/01/2017             12/01/2005 1           15,335
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       San Pablo Redevel. Agency (Tax
                       Allocation-Merged Project Area)              5.250      12/01/2023             12/01/2006 1           10,188
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Sanger Public Financing Authority,
                       Series A                                     7.125      08/01/2009             02/01/2006 1           15,032
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Sanger Public Financing Authority,
                       Series A                                     7.250      06/01/2015             08/01/2006 1           15,026
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Santa Clara County Financing
                       Authority                                    5.000      11/15/2022             11/15/2007 1           20,825
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Santa Clara County Hsg. Authority
                       (Rivertown Apartments) 4                     5.700      08/01/2021             02/01/2013 1           66,862
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Santa Clara Unified School District          5.000      08/01/2022             08/01/2007 1           25,841
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Santa Cruz Sewer (Secondary
                       Wastewater Treatment) 4                      5.700      11/01/2023             11/01/2005 1           50,104
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Santa Nella County Water District            6.250      09/02/2028             09/02/2010 1            5,130
-----------------------------------------------------------------------------------------------------------------------------------
         175,000       Santa Rosa Improvement Bond Act 4            5.700      09/02/2019             03/02/2006 1          180,448
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Santa Rosa Improvement Bond Act              5.750      09/02/2020             03/02/2006 1           40,853
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Santa Rosa Improvement Bond Act
                       (Nielson Ranch)                              6.700      09/02/2022             03/02/2006 1           25,846
-----------------------------------------------------------------------------------------------------------------------------------
         980,000       Santaluz Special Tax Community
                       Facilities District No. 2                    6.375      09/01/2030             09/01/2007 1          993,730
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Sausalito School District COP                5.650      04/01/2008             04/01/2006 1           50,491
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Sausalito School District COP                5.750      04/01/2009             04/01/2006 1           50,483
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Sequoia Union High School District           5.250      07/01/2027             07/01/2006 1           20,612
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Solana Beach Community Facilities
                       District                                     5.200      09/01/2009             03/01/2006 1           77,371
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Solana Beach Community Facilities
                       District                                     5.300      09/01/2010             03/01/2006 1           82,709
-----------------------------------------------------------------------------------------------------------------------------------


19          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         70,000       South Tahoe Joint Powers Financing
                       Authority                                    5.750%     10/01/2025             04/01/2006 1     $     71,534
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       South Tahoe Redevel. Agency                  6.700      10/01/2031             10/01/2013 1           20,689
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Southern CA Public Power Authority 4         5.000      07/01/2015             01/01/2006 1        1,001,760
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Southern CA Public Power Authority           5.500      07/01/2020             01/01/2006 1            5,005
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Southern CA Public Power Authority
                       Linked SAVRS & RIBS                          6.000      07/01/2012             01/01/2006 1          100,523
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Southern CA Tobacco Securitization
                       Authority (TASC)                             5.250      06/01/2027             12/08/2007 2           46,081
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       Southern CA Tobacco Securitization
                       Authority (TASC)                             5.500      06/01/2036             06/01/2012 1          123,325
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Stockton Health Facilities (Dameron
                       Hospital Association)                        5.700      12/01/2014             12/01/2007 1           26,085
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Stockton Public Financing
                       Authority, Series B 4                        6.350      09/02/2010             03/02/2006 1           57,276
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Stockton Unified School District 4           5.450      02/01/2015             02/01/2007 1           31,122
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Susanville Public Facilities COP 8           5.750      05/01/2011             05/01/2006 1           25,222
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       Tejon Ranch Public Facilities
                       Finance Authority Special Tax
                       (Community Facilities District No. 1)        7.200      09/01/2030             03/01/2006 1          774,930
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Temple City Unified School District 4        5.000      08/01/2023             08/01/2008 1           41,579
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Thousand Oaks Redevel. Agency
                       (Thousand Oaks Boulevard)                    5.375      12/01/2025             12/01/2005 1           30,644
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Tracy Community Facilities District          6.100      09/01/2015             03/02/2006 1           51,543
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Tracy Community Facilities District          6.100      09/01/2030             03/02/2006 1           10,304
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Tracy COP (Community Park & Civic
                       Center) 4                                    6.625      03/01/2018             03/01/2006 1           30,278
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Tri-City Hospital District 4                 5.750      02/01/2015             02/01/2006 1           50,290
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Tri-City Hospital District 4                 6.000      02/01/2022             02/01/2006 1           20,143
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Turlock Irrigation District, Series A 4      5.000      01/01/2026             01/01/2008 1           15,553
-----------------------------------------------------------------------------------------------------------------------------------
         210,000       Upland Community Facilities
                       District Special Tax                         5.900      09/01/2024             09/01/2013 1          219,962
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Upland COP (San Antonio Community
                       Hospital) 4                                  5.000      01/01/2018             01/01/2006 1           45,531
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Vacaville Public Financing Authority         5.400      09/01/2022             03/01/2006 1          251,040
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       Vacaville Redevel. Agency
                       (Vacaville Community Hsg.)                   6.000      11/01/2024             11/01/2010 1          114,774
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       Vallejo COP (Marine World
                       Foundation) 4,8                              7.000      02/01/2017             02/01/2007 1          156,548
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Vallejo Public Financing Authority,
                       Series A                                     7.500      09/01/2020             03/01/2006 1           10,076
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Vallejo Quadrant Improvement
                       District                                     6.000      09/01/2026             09/01/2013 1           20,804
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Vallejo Quadrant Improvement
                       District                                     6.125      09/01/2034             09/01/2013             15,646
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Ventura Port District COP                    6.375      08/01/2028             08/01/2010 1           52,194
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Victor Elementary School District            5.600      09/01/2034             09/01/2014 1          104,767
-----------------------------------------------------------------------------------------------------------------------------------


20          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
$         25,000       Washington Township Hospital
                       District 4                                   5.500%     07/01/2009             01/01/2006 1     $     25,050
-----------------------------------------------------------------------------------------------------------------------------------
         175,000       Washington Township Hospital
                       District 4                                   5.500      07/01/2018             01/01/2006 1          175,121
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Washington Township Hospital
                       District 4                                   5.500      07/01/2018             01/01/2006 1           50,093
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       West Contra Costa Unified School
                       District                                     5.000      08/01/2023             08/01/2009 1           25,996
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       West Patterson Financing Authority
                       Special Tax                                  6.000      09/01/2039             09/01/2013             15,545
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       West Patterson Financing Authority
                       Special Tax 4                                6.600      09/01/2033             03/01/2008 1           51,922
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       West Patterson Financing Authority
                       Special Tax                                  6.750      09/01/2036             03/01/2008 1           36,370
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       West Sacramento Improvement Bond
                       Act 1915                                     8.500      09/02/2017             11/01/2015 3           20,033
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       West Sacramento Special Tax
                       Community Facilities District                6.650      09/01/2019             03/01/2010 1           64,501
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       West Sacramento Special Tax
                       Community Facilities District No. 14         6.125      09/01/2021             03/01/2011 1           52,506
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       West Sacramento Special Tax
                       Community Facilities District No. 16         6.000      09/01/2033             09/01/2013 1          104,009
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Western Hills Water District
                       (Diablo Grande)                              6.000      09/01/2024             09/01/2014 1           20,473
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Western Municipal Water Districts            7.125      09/02/2014             03/02/2006 1           15,558
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Yucaipa Redevel. Agency (Eldorado
                       Palms Mobile Home)                           6.000      05/01/2030             05/01/2010 1           25,668
                                                                                                                       ------------
                                                                                                                        117,818,456
-----------------------------------------------------------------------------------------------------------------------------------
OTHER STATES--0.0%
          50,000       LA Stadium & Exposition District,
                       Series B 4                                   5.250      07/01/2020             07/01/2006 1           51,060
U.S. POSSESSIONS--8.9%
         275,000       Puerto Rico HBFA 4                           6.250      04/01/2029             04/01/2006 1          280,676
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Puerto Rico HFC 8                            7.300      10/01/2006             04/01/2006 1            5,011
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       Puerto Rico HFC                              7.500      10/01/2015             04/01/2006 1            5,008
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Puerto Rico HFC (Homeowner Mtg.) 4           5.200      12/01/2032             12/01/2008 1          515,815
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000       Puerto Rico Highway &
                       Transportation Authority, Series K 4         5.000      07/01/2023             07/01/2015 1        4,110,880
-----------------------------------------------------------------------------------------------------------------------------------
         225,000       Puerto Rico Highway &
                       Transportation Authority 4                   5.000      07/01/2022             01/01/2006 1          225,230
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Puerto Rico ITEMECF (Cogeneration
                       Facilities) 4                                6.625      06/01/2026             06/01/2010 1          107,566
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Puerto Rico Port Authority, Series D 4       6.000      07/01/2021             01/01/2006 1           50,227
-----------------------------------------------------------------------------------------------------------------------------------
         580,000       Puerto Rico Port Authority, Series D 4       7.000      07/01/2014             01/01/2006 1          583,358
-----------------------------------------------------------------------------------------------------------------------------------
         235,000       University of Puerto Rico, Series O 4        5.375      06/01/2030             06/01/2006 1          237,540
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       V.I.  Public Finance Authority,
                       Series A 4                                   5.250      10/01/2024             10/01/2014 1          261,860
-----------------------------------------------------------------------------------------------------------------------------------


21          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                      EFFECTIVE
          AMOUNT                                                    COUPON       MATURITY             MATURITY*               VALUE
------------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
$        160,000       V.I.  Public Finance Authority,
                       Series A 4                                   5.500%     10/01/2022             10/01/2010 1     $    164,006
------------------------------------------------------------------------------------------------------------------------------------
       2,500,000       V.I.  Public Finance Authority,
                       Series A 4                                   6.375      10/01/2019             10/01/2010 1        2,797,950
                                                                                                                       -------------
                                                                                                                          9,345,127
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $125,847,272)--120.6%                                                                 127,214,643
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(20.6)                                                                           (21,768,370)

                                                                                                                       -------------
NET ASSETS--100.0%                                                                                                     $105,446,273
                                                                                                                       =============

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

  1. Optional call date; corresponds to the most conservative yield calculation.

  2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

  3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

5. Represents a zero coupon bond.

6. Represents the current interest rate for a variable or increasing rate security.

7. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments.

8. Illiquid security. The aggregate value of illiquid securities as of October 31, 2005 was $1,224,079, which represents 1.16% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.


22          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUMMARY OF RATINGS  OCTOBER 31, 2005 / UNAUDITED
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        40.0%
AA                                                                          4.6
A                                                                           8.4
BBB                                                                        43.2
BB                                                                          0.7
Not Rated                                                                   3.1
                                                                          ------
TOTAL                                                                     100.0%
                                                                          ======

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG         Association of Bay Area Governments
CALC         Community Alzheimer's Living Center
CCH          Clovis Community Hospital
CDA          Communities Development Authority
CDC          Community Development Corp.
COP          Certificates of Participation
FCH          Fresno Community Hospital
FHA          Federal Housing Agency
FNMA         Federal National Mortgage Association
GNMA         Government National Mortgage Assoc.
GO           General Obligation
HBFA         Housing Bank and Finance Agency
HFA          Housing Finance Agency/Authority
HFC          Housing Finance Corp.
IBA          Improvement Bond Act 1915
INFLOS       Inverse Floating Rate Securities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
             Community Facilities
MTA          Metropolitan Transportation Authority
RIBS         Residual Interest Bonds
SAVRS        Select Auction Variable Rate Securities
SCH          Sierra Community Hospital
SMCH         Sierra Meadows Convalescent Hospital
TASC         Tobacco Settlement Asset-Backed Bonds
USD          Unified School District
V.I.         United States Virgin Islands


23          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                             MARKET VALUE        PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $ 28,091,164          22.1%
Special Assessment                                     19,126,923          14.8
Special Tax                                            15,612,741          12.3
Municipal Leases                                       10,739,345           8.4
Marine/Aviation Facilities                             10,631,247           8.4
General Obligation                                      8,271,128           6.5
Multifamily Housing                                     4,783,073           3.8
Hospital/Health Care                                    4,666,298           3.7
Highways/Railways                                       4,362,038           3.4
Electric Utilities                                      3,714,650           2.9
Sales Tax Revenue                                       3,516,449           2.8
Not-for-Profit Organization                             2,687,306           2.1
Single Family Housing                                   2,135,381           1.7
Sewer Utilities                                         1,999,574           1.6
Gas Utilities                                           1,528,343           1.2
Water Utilities                                         1,525,867           1.2
Pollution Control                                       1,115,262           0.9
Higher Education                                        1,100,417           0.9
Adult Living Facilities                                   598,456           0.5
Hotels, Restaurants & Leisure                             501,630           0.4
Education                                                 384,204           0.3
Student Loans                                              86,739           0.1
Parking Fee Revenue                                        26,269           0.0
Resource Recovery                                          10,139           0.0
                                                     ---------------------------
Total                                                $127,214,643         100.0%
                                                     ===========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $125,847,272
                                              =============

Gross unrealized appreciation                 $  1,833,195
Gross unrealized depreciation                     (465,824)
                                              -------------
Net unrealized appreciation                   $  1,367,371
                                              =============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will invest no more than 20% of its total assets in inverse floaters. Inverse floaters amount to $581,080 as of October 31, 2005.

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


24          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Oppenheimer Limited Term California Municipal Fund
STATEMENT OF INVESTMENTS  October 31, 2005 / Unaudited
--------------------------------------------------------------------------------

ILLIQUID SECURITIES

As of October 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.8999% as of October 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


25          |          OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of October 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Limited Term California Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: December 20, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: December 20, 2005